UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22671

ALLIANCEBERNSTEIN MULTI-MANAGER ALTERNATIVE FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2015

Date of reporting period: June 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Multi Manager Alternative Fund

Portfolio of Investments

June 30, 2014 (unaudited)

Underlying Portfolios	Fair Value ($)	% Net Assets	Liquidity*
Long/Short Equity
Aravt Global Fund Ltd.	$25,211,980	2.2%	Semi-Annual
Cadian Offshore Fund, Ltd.	19,405,033	1.7	Semi-Annual
Coatue Offshore Fund, Ltd.	30,008,375	2.6	Quarterly
Corvex Offshore Ltd.	31,702,373	2.8	Quarterly
Criterion Horizons Offshore, Ltd.	28,115,739	2.5	Monthly
Darsana Overseas Fund Ltd.	24,934,102	2.2	Quarterly
Egerton Long-Short Fund (USD) Limited	14,967,827	1.3	Monthly
Falcon Edge Global, Ltd.	31,004,239	2.7	Quarterly
JANA Nirvana Offshore Fund, Ltd.	34,003,670	3.0	Quarterly
Luminus Energy Partners Ltd.	25,721,048	2.2	Quarterly
Nokota Capital Offshore Fund, Ltd.	30,870,802	2.7	Quarterly
OrbiMed Partners, Ltd.	29,367,931	2.6	Quarterly
Pershing Square International, Ltd.	16,846,975	1.5	Quarterly
Sheffield International Partners, Ltd.	22,998,084	2.0	Biennially
Starboard Leaders Fund LP	7,248,506	0.6	at Fund’s discretion
Starboard Value and Opportunity Fund Ltd	21,261,330	1.9	Quarterly
Think Investments Offshore Ltd.	19,539,967	1.7	Semi-Annual
Tybourne Equity (Offshore) Fund	29,869,911	2.6	Quarterly
Wellington Management Investors (Bermuda), Ltd.	22,730,239	2.0	Semi-Annual
White Elm Capital Offshore, Ltd.	21,429,340	1.9	Semi-Annual

Total	487,237,471	42.7

Event Driven
Canyon Balanced Fund (Cayman), Ltd.	37,026,784	3.2	Quarterly
CQS Directional Opportunities Feeder Fund, Limited	28,575,371	2.5	Monthly
Empyrean Capital Overseas Fund, Ltd.	11,166,840	1.0	Quarterly
Fir Tree International Value Fund, Ltd.	30,374,397	2.7	Biennially
Indaba Capital Partners (Cayman), L.P.	20,447,237	1.8	Quarterly
King Street Capital, Ltd.	28,149,514	2.5	Quarterly
Luxor Capital Partners Offshore, Ltd.	26,260,657	2.3	Biennially
Manikay Offshore Fund, Ltd.	22,646,357	2.0	Quarterly
Pentwater Event Fund Ltd.	31,354,666	2.7	Monthly
Roystone Capital Offshore Fund Ltd.	21,008,316	1.8	Quarterly
Senator Global Opportunity Offshore Fund, Ltd.	33,400,976	2.9	Quarterly
TBC Offshore Ltd.	26,038,813	2.3	Quarterly
Third Point Offshore Fund, Ltd.	23,654,247	2.1	Quarterly

Total	340,104,175	29.8

Credit/Distressed
Claren Road Credit Fund, Ltd.	27,349,204	2.4	Monthly
Halcyon Offshore Asset-Backed Value Fund, Ltd.	13,560,844	1.2	Quarterly
JMB Capital Partners Offshore, Ltd.	31,409,643	2.8	Annual
Oaktree Value Opportunities (Cayman) Fund, Ltd.	22,851,683	2.0	every 1.5 Years
Panning Overseas Fund, Ltd.	33,486,795	2.9	Quarterly
Saba Capital Offshore Fund, Ltd.	15,286,158	1.3	Quarterly
Silver Point Capital Offshore Fund, Ltd.	29,165,872	2.6	Annual
Stone Lion Fund, Ltd.	26,758,472	2.3	Quarterly
Wingspan Overseas Fund, Ltd.	20,732,181	1.8	Quarterly

Total	220,600,852	19.3

Emerging Markets
Discovery Global Opportunity Fund, Ltd.	26,549,971	2.3	Semi-Annual
Spinnaker Global Emerging Markets Holdings, Ltd.	22,021,980	1.9	Annual

Total	48,571,951	4.2

Global Macro
Brevan Howard Multi-Strategy Fund Limited	22,750,759	2.0	Monthly

PORTFOLIO OF INVESTMENTS (continued)

		Fair Value ($)	% Net Assets	Liquidity*
MKP Opportunity Offshore, Ltd.		23,829,985	2.1%	Monthly

Total		$46,580,744	4.1

Total Underlying Portfolios (cost $1,037,220,074)		1,143,095,193	100.1

	Shares
Common Stocks
Herbalife, Ltd. (cost $481,149)	7,531	486,051	0.0

		1,143,581,244	100.1

	Contracts
OPTIONS PURCHASED - PUTS
S&P 500 Index (a) (premiums paid $1,139,291)	257	824,970	0.1

Total Investments
(cost $1,038,840,514)(b)		1,144,406,214	100.2%
Liabilities in excess of other assets		(2,065,540)	(0.2)

Net Assets		$1,142,340,674	100.0%

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Premiums/ Proceeds	Expiration Month	U.S. $ Value
S&P 500 Index (a)	257	$1,650	$436,119	December 2014	$(303,260)

(a)	One contract relates to 100 shares.
(b)	As of June 30, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $110,135,933 and gross unrealized depreciation of investments was $(4,570,233), resulting in net unrealized appreciation of $105,565,700.
*	The investment strategies and liquidity of the Underlying Portfolios in which the Fund invests are as follows:

Long/Short Equity Underlying Portfolios seek to buy securities with the expectation that they will increase in value (called “going long”) and sell securities short in the expectation that they will decrease in value (“going short”). Underlying Portfolios within this strategy are generally subject to 30 – 180 day redemption notice periods. The Underlying Portfolios have monthly to biennial liquidity. The majority of the managers have initial lockups of less than a year and a half. Certain Underlying Portfolios may have lock up periods of up to five years.

Credit/Distressed Underlying Portfolios invest in a variety of fixed income and other securities, including bonds (corporate and government), bank debt, asset-backed financial instruments, mortgage-backed securities and mezzanine and distressed securities, as well as securities of distressed companies and high yield securities. Underlying Portfolios within this strategy are generally subject to 45 – 90 day redemption notice periods. The Underlying Portfolios have monthly to one and a half years’ liquidity. Certain Underlying Portfolios may have lock up periods of up to three years.

PORTFOLIO OF INVESTMENTS (continued)

Event Driven Underlying Portfolios seek to take advantage of information inefficiencies resulting from a particular corporate event, such as a takeover, liquidation, bankruptcy, tender offer, buyback, spin-off, exchange offer, merger or other type of corporate reorganization. Underlying Portfolios within this strategy are generally subject to 60 – 90 day redemption notice periods. The Underlying Portfolios have monthly to biennial liquidity. Private investment vehicles within the strategy may have lock up periods of up to two years.

Emerging Markets Underlying Portfolios invest in a range of emerging markets asset classes including debt, equity and currencies, and may use a broad array of hedging techniques involving both emerging markets and non-emerging markets securities with the intention of reducing volatility and enhancing returns. Underlying Portfolios within this strategy are generally subject to 60 – 120 day redemption notice periods. The Underlying Portfolios have semi-annual to annual liquidity. Private investment vehicles within the strategy may have lock up periods of up to three years.

Global Macro Underlying Portfolios aim to identify and exploit imbalances in global economics and asset classes, typically utilizing macroeconomic and technical market factors rather than “bottom-up” individual security analysis. Underlying Portfolios within this strategy are generally subject to 60 – 90 day redemption notice periods. The Underlying Portfolios have monthly liquidity. Private investment vehicles within the strategy may have lock up periods of up to two years.

The Fund may also make direct investments in securities (other than securities of Underlying Portfolios), options, futures, options on futures, swap contracts, or other derivative or financial instruments.

U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each Fund investment in an Underlying Portfolio is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•

Level 2—other significant observable inputs (including the Fund’s ability to redeem from an Underlying Portfolio within the near term of the reporting date at fair value);for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3—significant unobservable inputs (including those investments in Underlying Portfolios which have restrictions on redemptions due to lock-up periods or redemption restrictions such that the Fund cannot redeem within the near term of the reporting date).

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

	Level 1			Level 2		Level 3		Total
Assets:
Underlying Portfolios:
Long/Short Equity	$	– 0	–	$176,435,629		$310,801,842		$487,237,471
Event Driven		– 0	–	52,229,618		287,874,557		340,104,175
Credit/Distressed		– 0	–	56,196,206		164,404,646		220,600,852
Emerging Markets		– 0	–	– 0	–	48,571,951		48,571,951
Global Macro		– 0	–	46,580,744		– 0	–	46,580,744
Common Stocks		486,051		– 0	–	– 0	–	486,051
Options Purchased - Puts		824,970		– 0	–	– 0	–	824,970

Total Investments in Securities		1,311,021		331,442,197		811,652,996		1,144,406,214
Assets:
Puts Options Written		(303,260)		– 0	–	– 0	–	(303,260)

Total		$1,007,761		$331,442,197		$811,652,996		$1,144,102,954

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long/Short Equity		Event Driven		Credit/Distressed
Balance as of 3/31/14	$277,379,976		$246,270,331		$134,140,299
Realized gain (loss)	– 0	–	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	5,043,591		6,604,226		3,819,644
Purchases	51,187,473		35,000,000		30,000,000
Sales	– 0	–	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	(20,809,198)		– 0	–	(3,555,297)

Balance as of 6/30/14	$310,801,842		$287,874,557		$164,404,646

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/14	$5,043,591		$6,604,226		$3,819,644

	Emerging Markets		Total
Balance as of 3/31/14	$44,649,252		$702,439,858
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(77,301)		15,390,160
Purchases	4,000,000		120,187,473
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	(24,364,495)

Balance as of 6/30/14	$48,571,951		$811,652,996

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/14	$(77,301)		$15,390,160

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AllianceBernstein Multi-Manager Alternative Fund, Inc.

By:	/s/ Christopher J. Bricker
Christopher J. Bricker
President

Date:	August 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher J. Bricker
Christopher J. Bricker
President

Date:	August 22, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 22, 2014